Consolidated Segment Data - Schedule of Non-Current Assets by Geographical Segment (Details) - Operating segments [member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Current Assets by Geographical Segment [Line Items]
Non-current assets	$ 8,669,358	$ 8,164,692
The PRC (including Hong Kong and Macau) [Member]
Schedule of Non-Current Assets by Geographical Segment [Line Items]
Non-current assets	1,312,730	2,993,136
Thailand [Member]
Schedule of Non-Current Assets by Geographical Segment [Line Items]
Non-current assets	$ 7,356,628	5,024,077
Other countries [Member]
Schedule of Non-Current Assets by Geographical Segment [Line Items]
Non-current assets		$ 147,479